Related-Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Related-Party Transactions [Abstract]
Schedule OF Trade Accounts And Other Receivables From Related Parties

	At September 30,	At December 31,
	2014	2013

Trade accounts and other receivables from affiliates	$157	$141
Trade accounts and other payables to affiliates	(5)	(6)
Trade accounts and other receivables from affiliates – net	$152	$135

Schedule Of Related Party Transactions

Amounts payable to (receivable from) members related to income taxes under the tax sharing agreement and reported on our balance sheet consisted of the following:

	At September 30, 2014			At December 31, 2013
	EFH Corp.	Texas Transmission	Total	EFH Corp.	Texas Transmission	Total

Federal income taxes receivable	$-	$-	$-	$(18)	$(5)	$(23)
Federal income taxes payable	38	9	47	-	-	-
Texas margin taxes payable	18	-	18	23	-	23
Net payable (receivable)	$56	$9	$65	$5	$(5)	$-

Cash payments made to (received from) members related to income taxes consisted of the following:

	Nine Months Ended September 30, 2014			Nine Months Ended September 30, 2013
	EFH Corp.	Texas Transmission	Total	EFH Corp.	Texas Transmission	Total

Federal income taxes	$140	$35	$175	$48	$4	$52
Texas margin taxes	23	-	23	12	-	12
Total payments (receipts)	$163	$35	$198	$60	$4	$64

Amounts payable to (receivable from) members related to income taxes under the agreement and reported on our balance sheet consisted of the following:

	At December 31, 2013			At December 31, 2012
	EFH Corp.	Texas Transmission	Total	EFH Corp.	Texas Transmission	Total
Federal income taxes	$(18)	$(5)	$(23)	$-	$-	$-
Texas margin taxes	23	-	23	22	-	22
Total payable (receivable)	$5	$(5)	$-	$22	$-	$22

Cash payments made to (received from) members related to income taxes consisted of the following:

	Year Ended December 31, 2013			Year Ended December 31, 2012
	EFH Corp.	Texas Transmission	Total	EFH Corp.	Texas Transmission	Total
Federal income taxes (a)	$78	$11	$89	$(18)	$(5)	$(23)
Texas margin taxes (b)	12	-	12	21	-	21
Total payments (receipts)	$90	$11	$101	$3	$(5)	$(2)

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(a)	Includes $33 million payment made to EFH Corp. in 2013 related to the 1997-2002 IRS appeals settlement.
(b)	Includes $10 million refund received from EFH Corp. in 2013 related to 1997-2001 amended Texas franchise tax returns.